Janus Henderson Triton Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.4%
Aerospace & Defense – 1.2%
Axon Enterprise Inc*	442,633	$86,366,551
Auto Components – 1.1%
Fox Factory Holding Corp*	392,056	42,541,997
Quantumscape Corp*,#	1,293,635	10,336,144
Visteon Corp*	195,200	28,032,672
		80,910,813
Automobiles – 0.7%
Thor Industries Inc	457,338	47,334,483
Biotechnology – 6.5%
Abcam PLC (ADR)*	2,282,367	55,849,520
Akero Therapeutics Inc*	758,388	35,409,136
Apellis Pharmaceuticals Inc*	208,838	19,025,142
Ascendis Pharma A/S (ADR)*	355,464	31,725,162
Eagle Pharmaceuticals Inc/DE*,£	712,558	13,852,128
Immunogen Inc*	1,243,095	23,457,203
Legend Biotech Corp (ADR)*	320,301	22,110,378
Madrigal Pharmaceuticals Inc*	131,648	30,410,688
Neurocrine Biosciences Inc*	500,984	47,242,791
Prothena Corp PLC*	265,780	18,147,458
Sarepta Therapeutics Inc*	539,588	61,793,618
Travere Therapeutics Inc*	1,539,744	23,650,468
Vaxcyte Inc*	1,618,689	80,837,329
		463,511,021
Building Products – 1.9%
Carlisle Cos Inc	259,626	66,601,858
Zurn Water Solutions Corp	2,554,863	68,700,266
		135,302,124
Capital Markets – 2.9%
Cboe Global Markets Inc	749,347	103,417,379
LPL Financial Holdings Inc	487,076	105,904,935
		209,322,314
Chemicals – 1.7%
Sensient Technologies Corp	1,697,755	120,761,313
Commercial Services & Supplies – 4.9%
Brady Corp	1,227,286	58,381,995
Clean Harbors Inc*	338,840	55,715,461
Driven Brands Holdings Inc*	1,943,156	52,581,801
Rentokil Initial PLC (ADR)	4,679,138	182,533,173
		349,212,430
Construction Materials – 1.6%
Summit Materials Inc	2,961,079	112,076,840
Containers & Packaging – 3.2%
Crown Holdings Inc	1,766,634	153,467,496
Sealed Air Corp	1,882,778	75,311,120
		228,778,616
Diversified Consumer Services – 0.3%
Mister Car Wash Inc*,#	2,471,947	23,854,289
Diversified Financial Services – 3.9%
Euronet Worldwide Inc*	879,206	103,192,408
Walker & Dunlop Inc	956,196	75,625,542
WEX Inc*	539,247	98,180,701
		276,998,651
Diversified Telecommunication Services – 0.1%
AST SpaceMobile Inc*,#	2,204,000	10,358,800
Electric Utilities – 0.6%
NRG Energy Inc	1,116,600	41,749,674
Electrical Equipment – 2.9%
Amprius Technologies Inc*,#	591,616	4,247,803
EnerSys	845,374	91,739,986
NEXTracker Inc - Class A*,#	416,553	16,582,975
Regal Beloit Corp	517,096	79,581,074
Wallbox NV*	3,607,555	12,770,745
		204,922,583
Electronic Equipment, Instruments & Components – 5.9%
Flex Ltd*	3,009,231	83,175,145
Itron Inc*	460,116	33,174,364
Mirion Technologies Inc*,£	8,814,070	74,478,891
OSI Systems Inc*,£	1,067,940	125,835,370

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components– (continued)
Teledyne Technologies Inc*	250,512	$102,987,988
		419,651,758
Energy Equipment & Services – 0.6%
ChampionX Corp	1,334,696	41,428,964
Food & Staples Retailing – 1.6%
Casey's General Stores Inc	285,239	69,564,087
Grocery Outlet Holding Corp*	1,514,016	46,344,030
		115,908,117
Food Products – 3.4%
Hostess Brands Inc*	4,156,842	105,251,239
Premium Brands Holdings Corp#	962,497	75,954,863
Simply Good Foods Co*	1,695,970	62,055,542
		243,261,644
Health Care Equipment & Supplies – 8.6%
Glaukos Corp*	1,040,179	74,071,147
Globus Medical Inc*	1,620,670	96,494,692
ICU Medical Inc*	503,933	89,795,821
iRhythm Technologies Inc*	214,788	22,406,684
Lantheus Holdings Inc*	544,781	45,718,022
Neogen Corp*	2,075,694	45,146,344
QuidelOrtho Corp*	413,810	34,288,297
Shockwave Medical Inc*	143,704	41,014,559
STERIS PLC	397,000	89,317,060
Tandem Diabetes Care Inc*	180,801	4,436,857
Teleflex Inc	292,984	70,910,918
		613,600,401
Health Care Providers & Services – 2.2%
Agiliti Inc*	3,352,772	55,320,738
HealthEquity Inc*	760,733	48,032,682
NeoGenomics Inc*	2,395,223	38,491,234
P3 Health Partners Inc*,£	4,713,822	14,094,328
		155,938,982
Hotels, Restaurants & Leisure – 1.7%
Churchill Downs Inc	413,788	57,586,876
Wendy's Co	2,894,078	62,946,196
		120,533,072
Household Durables – 0.4%
Helen of Troy Ltd*	254,195	27,458,144
Insurance – 0.7%
Axis Capital Holdings Ltd	907,686	48,860,737
Interactive Media & Services – 1.4%
Ziff Davis Inc*	1,449,131	101,526,118
Life Sciences Tools & Services – 2.9%
Azenta Inc*	611,393	28,539,825
Bio-Techne Corp	603,632	49,274,480
Bruker Corp	789,330	58,347,274
OmniAb Inc*,#	4,948,819	24,892,560
OmniAb Inc - 12.5 Earnout*,¢	340,494	0
OmniAb Inc - 15 Earnout*,¢	340,494	0
PerkinElmer Inc	396,969	47,155,947
		208,210,086
Machinery – 4.1%
Desktop Metal Inc - Class A*,#	1,088,934	1,927,413
Donaldson Co Inc	1,321,618	82,614,341
Gates Industrial Corp PLC*	4,819,863	64,971,753
ITT Inc	819,943	76,426,887
Nordson Corp	268,360	66,601,585
		292,541,979
Media – 0.5%
Cable One Inc	55,191	36,264,902
Multiline Retail – 0.4%
Etsy Inc*	372,384	31,507,410
Oil, Gas & Consumable Fuels – 1.4%
Magnolia Oil & Gas Corp	3,041,158	63,560,202
PDC Energy Inc	536,048	38,134,455
		101,694,657
Personal Products – 0.3%
BellRing Brands Inc*	561,425	20,548,155
Pharmaceuticals – 3.0%
Catalent Inc*	2,411,150	104,547,464
CymaBay Therapeutics Inc*	1,193,958	13,073,840
Ligand Pharmaceuticals Inc*,£	897,906	64,739,023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Reata Pharmaceuticals Inc - Class A*	310,379	$31,646,243
		214,006,570
Professional Services – 9.6%
Alight Inc - Class A*	12,542,944	115,896,803
Broadridge Financial Solutions Inc	630,204	104,380,688
Ceridian HCM Holding Inc*	653,142	43,740,920
Clarivate Analytics PLC*	7,552,871	71,978,861
MAXIMUS Inc	1,163,202	98,302,201
SS&C Technologies Holdings Inc	2,537,944	153,799,406
TriNet Group Inc*	1,087,879	103,315,869
		691,414,748
Road & Rail – 1.4%
Saia Inc*	303,914	104,063,193
Semiconductor & Semiconductor Equipment – 3.8%
Entegris Inc	561,506	62,226,095
MACOM Technology Solutions Holdings Inc*	531,470	34,827,229
ON Semiconductor Corp*	1,626,236	153,809,401
Wolfspeed Inc*	418,595	23,269,696
		274,132,421
Software – 8.9%
Altair Engineering Inc*	863,047	65,453,484
Aspen Technology Inc*	203,626	34,129,754
Blackbaud Inc*	1,875,343	133,486,915
Clearwater Analytics Holdings Inc - Class A*	1,460,677	23,180,944
Consensus Cloud Solutions Inc*	820,842	25,446,102
Dynatrace Inc*	1,901,578	97,874,220
Envestnet Inc*	959,377	56,939,025
LiveRamp Holdings Inc*	2,165,441	61,844,995
NCR Corp*	1,323,666	33,356,383
Nice Ltd (ADR)*	202,092	41,731,998
Pagerduty Inc*	2,716,736	61,072,225
		634,516,045
Specialized Real Estate Investment Trusts (REITs) – 0.8%
Lamar Advertising Co	576,730	57,240,452
Specialty Retail – 1.3%
Leslie's Inc*,#	5,962,361	55,986,570
Williams-Sonoma Inc	323,909	40,533,972
		96,520,542
Total Common Stocks (cost $4,688,481,454)		7,042,289,599
Private Placements– 0.5%
Professional Services – 0.2%
IntelyCare Inc*,¢,§	1,023,958	11,863,475
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	6,380,646
Loadsmart Inc - Series D*,¢,§	1,075,313	18,184,833
		24,565,479
Total Private Placements (cost $53,756,971)		36,428,954
Warrants– 0%
Electrical Equipment – 0%
Amprius Technologies Inc, expires 9/14/27*	1,887,070	905,794
Wallbox NV - Class A, expires 12/31/26*	665,780	326,232
Total Warrants (cost $1,754,802)		1,232,026
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $66,562,651)	66,549,341	66,562,651
Investments Purchased with Cash Collateral from Securities Lending– 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	29,153,090	29,153,090
Time Deposits – 0.1%
Royal Bank of Canada, 5.0600%, 7/3/23	$7,736,393	7,736,393
Total Investments Purchased with Cash Collateral from Securities Lending (cost $36,889,483)		36,889,483
Total Investments (total cost $4,847,445,361) – 100.4%		7,183,402,713
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(25,721,162)
Net Assets – 100%		$7,157,681,551

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$6,782,511,020	94.4%
United Kingdom	238,382,693	3.3
Canada	75,954,863	1.1
Israel	41,731,998	0.6
Denmark	31,725,162	0.4
Spain	13,096,977	0.2

Total	$7,183,402,713	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/23
Common Stocks - 2.9%
Banks - N/A
MSD Acquisition Corp*	$-	$876,692	$377,842	$-
Biotechnology - 0.2%
Eagle Pharmaceuticals Inc/DE*	-	(3,809,847)	(1,285,331)	13,852,128
Electronic Equipment, Instruments & Components - 1.8%
OSI Systems Inc*	-	4,768,265	51,645,100	125,835,370
Pharmaceuticals - 0.9%
Ligand Pharmaceuticals Inc*	-	-	15,920,935	64,739,023
Total Common Stocks	$-	$1,835,110	$66,658,546	$204,426,521
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	2,926,735	8,235	(1,115)	66,562,651
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	2,689,089∆	-	-	29,153,090
Total Affiliated Investments - 4.2%	$5,615,824	$1,843,345	$66,657,431	$300,142,262

(1) For securities that were affiliated for a portion of the period ended June 30, 2023, this column reflects amounts for the entire period ended June 30, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Common Stocks - 2.9%
Banks - N/A
MSD Acquisition Corp*	37,406,328	-	(38,660,862)Ð	-
Biotechnology - 0.2%
Eagle Pharmaceuticals Inc/DE*	20,956,661	-	(2,009,355)	13,852,128
Electronic Equipment, Instruments & Components - 1.8%
OSI Systems Inc*	92,280,757	-	(22,858,752)	125,835,370
Pharmaceuticals - 0.9%
Ligand Pharmaceuticals Inc*	77,318,686	-	(28,500,598)Ð	64,739,023
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	22,506,660	837,248,776	(793,199,905)	66,562,651
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	54,754,734	258,698,118	(284,299,762)	29,153,090

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	8/2/23	(9,122,000)	$11,446,208	(139,579)
Barclays Capital, Inc.:
British Pound	8/2/23	(5,342,000)	6,802,722	17,886
British Pound	8/2/23	(2,668,000)	3,324,267	(64,341)
Canadian Dollar	8/2/23	(14,644,000)	10,965,319	(96,019)
Euro	8/2/23	1,100,000	(1,186,466)	15,769
Euro	8/2/23	231,000	(252,792)	(323)
Euro	8/2/23	(1,696,000)	1,854,828	1,200
Euro	8/2/23	(7,858,000)	8,438,408	(149,921)

				(275,749)
BNP Paribas:
Euro	8/2/23	600,000	(643,726)	12,039
Citibank, National Association:
British Pound	8/2/23	(68,003,000)	84,620,444	(1,749,681)
Canadian Dollar	8/2/23	(5,467,000)	4,090,421	(39,075)
Euro	8/2/23	(5,669,000)	6,090,497	(105,384)

				(1,894,140)
Goldman Sachs & Co. LLC:
British Pound	8/2/23	(4,425,000)	5,505,939	(114,222)
Canadian Dollar	8/2/23	(859,000)	642,157	(6,689)
Euro	8/2/23	(10,000)	10,728	(201)

				(121,112)
HSBC Securities (USA), Inc.:
British Pound	8/2/23	6,017,000	(7,670,977)	(28,828)
British Pound	8/2/23	(15,884,000)	19,962,603	(211,552)
Canadian Dollar	8/2/23	2,006,000	(1,503,458)	11,773
Canadian Dollar	8/2/23	(25,503,000)	19,103,896	(159,782)
Euro	8/2/23	327,000	(352,650)	4,742
Euro	8/2/23	(2,154,000)	2,328,325	(25,870)

				(409,517)
JPMorgan Chase Bank, National Association:
British Pound	8/2/23	12,974,000	(16,169,719)	308,466
Canadian Dollar	8/2/23	(13,305,000)	9,964,035	(85,890)
Euro	8/2/23	6,302,000	(6,766,416)	121,297

				343,873
State Street Bank and Trust Company:
British Pound	8/2/23	(92,196,000)	114,793,240	(2,304,242)
Canadian Dollar	8/2/23	(14,510,000)	10,861,713	(98,408)
Euro	8/2/23	649,000	(708,463)	856
Euro	8/2/23	313,000	(342,317)	(227)
Euro	8/2/23	(1,334,000)	1,432,150	(25,833)

				(2,427,854)
Total				$(4,912,039)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$38,406,270
Average amounts sold - in USD	287,374,847

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $36,428,954, which represents 0.5% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2023.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
IntelyCare Inc	3/29/22	$25,081,954	$11,863,475	0.2%
Loadsmart Inc - Series A	1/4/22	7,168,757	6,380,646	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	18,184,833	0.2
Total		$53,756,971	$36,428,954	0.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$208,210,086	$-	$0
All Other	6,834,079,513	-	-
Private Placements	-	-	36,428,954
Warrants	1,232,026	-	-
Investment Companies	-	66,562,651	-
Investments Purchased with Cash Collateral from Securities Lending	-	36,889,483	-
Total Investments in Securities	$7,043,521,625	$103,452,134	$36,428,954
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	494,028	-
Total Assets	$7,043,521,625	$103,946,162	$36,428,954
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,406,067	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70251 08-23